Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on each financial statement	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Derivative liabilities
Total liabilities	10,432,110
Common stock subject to possible redemption	49,228,456
Common stock	7,473
Additional paid in capital	1,866,751
Retained earnings	3,125,784
Total stockholders’ equity	5,000,008
Statement of Operations for the Year Ended December 31, 2020
Loss on change in fair value of derivative liabilities
Other income (loss), net	359,605
Loss before benefit from income taxes	(1,026,133)
Net loss	$ (809,047)
Basic and diluted net loss per common share, Non-redeemable common stock (in Dollars per share) | $ / shares	$ (0.15)
Cash flow from operating activities:
Net loss	$ (809,047)
Adjustments to reconcile net loss to net cash and used in operating activities:
Change in fair value of derivative liabilities
Initial measurement of private placement warrants accounted for as liabilities
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability
Change in value of common stock subject to possible redemption	809,047
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Derivative liabilities	6,715,500
Total liabilities	6,715,500
Common stock subject to possible redemption	(6,715,495)
Common stock	613
Additional paid in capital	2,356,882
Retained earnings	(2,357,500)
Total stockholders’ equity	(5)
Statement of Operations for the Year Ended December 31, 2020
Loss on change in fair value of derivative liabilities	(2,357,500)
Other income (loss), net	(2,357,500)
Loss before benefit from income taxes	(2,357,500)
Net loss	$ (2,357,500)
Basic and diluted net loss per common share, Non-redeemable common stock (in Dollars per share) | $ / shares	$ (0.32)
Cash flow from operating activities:
Net loss	$ (2,357,500)
Adjustments to reconcile net loss to net cash and used in operating activities:
Change in fair value of derivative liabilities	2,357,500
Initial measurement of private placement warrants accounted for as liabilities	368,000
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability	3,990,000
Change in value of common stock subject to possible redemption	6,715,495
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Derivative liabilities	6,715,500
Total liabilities	17,147,610
Common stock subject to possible redemption	42,512,961
Common stock	8,086
Additional paid in capital	4,223,633
Retained earnings	768,284
Total stockholders’ equity	5,000,003
Statement of Operations for the Year Ended December 31, 2020
Loss on change in fair value of derivative liabilities	(2,357,500)
Other income (loss), net	(1,997,895)
Loss before benefit from income taxes	(3,383,633)
Net loss	$ (3,166,547)
Basic and diluted net loss per common share, Non-redeemable common stock (in Dollars per share) | $ / shares	$ (0.47)
Cash flow from operating activities:
Net loss	$ (3,166,547)
Adjustments to reconcile net loss to net cash and used in operating activities:
Change in fair value of derivative liabilities	2,357,500
Initial measurement of private placement warrants accounted for as liabilities	368,000
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability	3,990,000
Change in value of common stock subject to possible redemption	$ 7,524,542